Annual Fund Operating Expenses - Class A - Thrivent Moderately Conservative Allocation Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.59%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	1.16%
Less Fee Waivers and/or Expense Reimbursements	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%